Reinsurance (Details 3) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum item	Dec. 31, 2013 The Hartford	Dec. 31, 2012 The Hartford	Dec. 31, 2013 John Hancock	Dec. 31, 2012 John Hancock
Reinsurance Recoverables
Reinsurance recoverables	$ 177,301	$ 166,780		$ 4,341	$ 3,604	$ 165,861	$ 155,175
Number of reinsurer insolvency for making company responsible for administering reinsurance business			1